Share Based Compensations	6 Months Ended
Jun. 30, 2025
Share Based Compensations [Abstract]
SHARE BASED COMPENSATION

NOTE 9:- SHARE BASED COMPENSATION

Share-based compensation was recorded in the following items within the statements of operation:

	Six months ended June 30, 2025	Six months ended June 30, 2024

Cost of revenues	$13,055	$12,201
Research and development, net	20,813	19,082
Sales and marketing	11,207	8,563
General and administrative	36,888	34,933

Total expenses	$81,963	$74,779

A summary of the share option activity for the six months ended June 30, 2025 is as follows:

	Number of options	Weighted average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Options outstanding as of December 31, 2024	694,952	$1.05	3.45	$2,772,758
Granted	25,612	3.68	4.54
Exercise	2,000	1
Forfeited	18,112	1.32

Options outstanding as of June 30, 2025	700,452	$1.137	3.026	$1,318,951
Options exercisable as of June 30, 2025	171,382	$1	2.042	$346,192

As of June 30, 2025, unrecognized share-based compensation cost related to unvested share-based compensation awards was $367,903, which is expected to be recognized over a weighted-average period of 2.37 years.

The Company used the Black Scholes option-pricing model to determine the fair value of options granted during 2025. The following assumptions were applied in determining the options’ fair value on their grant date:

2025

Risk-free interest rate (a)	3.88%
Expected option term (years) (b)	3.88
Expected share price volatility (c)	56.1
Dividend yield (d)	-
Weighted average grant date fair value	$1.705